Policyholders' Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Additional Liability, Long-Duration Insurance [Roll Forward]
Balance, beginning of period	$ 2,699,934
Transfer (to) from separate account	38,472	$ 29,372
Unearned revenue reserve	313,710	251,573
Other	48,801	51,351
Policyholder Account Balance, Total	$ 2,774,315	$ 2,699,934
Weighted-average crediting rate	2.96%	2.59%
Net amount at risk	$ 33,702,745	$ 32,380,414
Cash surrender value	2,055,690	1,999,935
Total
Additional Liability, Long-Duration Insurance [Roll Forward]
Balance, beginning of period	2,397,010	2,388,781
Deposits	228,083	280,712
Interest credited	71,153	61,981
Policy charges	(145,428)	(142,146)
Surrenders and withdrawals	(147,423)	(151,780)
Benefit payments	(932)	(78,892)
Transfer (to) from separate account	38,472	29,372
Change in market value and other adjustments	(29,131)	8,982
Balance, end of period	2,411,804	2,397,010
Less: Reinsurance and other recoverable	1,083,254	1,072,820
Policyholders' account balance net of reinsurance and other recoverables	1,328,550	1,324,190
Policyholder Account Balance, Total		2,397,010
Variable Annuities
Additional Liability, Long-Duration Insurance [Roll Forward]
Balance, beginning of period	344,945	365,751
Deposits	1,066	1,610
Interest credited	6,174	6,524
Policy charges	(234)	(169)
Surrenders and withdrawals	(22,412)	(18,111)
Benefit payments	(3,310)	(6,552)
Transfer (to) from separate account	895	(4,108)
Change in market value and other adjustments	0	0
Balance, end of period	327,124	344,945
Less: Reinsurance and other recoverable	323,981	340,527
Policyholders' account balance net of reinsurance and other recoverables	$ 3,143	4,418
Policyholder Account Balance, Total		$ 344,945
Weighted-average crediting rate	1.84%	1.84%
Net amount at risk	$ 0	$ 0
Cash surrender value	305,239	323,406
Variable / Universal Life
Additional Liability, Long-Duration Insurance [Roll Forward]
Balance, beginning of period	2,052,065	2,023,030
Deposits	227,017	279,102
Interest credited	64,979	55,457
Policy charges	(145,194)	(141,977)
Surrenders and withdrawals	(125,011)	(133,669)
Benefit payments	2,378	(72,340)
Transfer (to) from separate account	37,577	33,480
Change in market value and other adjustments	(29,131)	8,982
Balance, end of period	2,084,680	2,052,065
Less: Reinsurance and other recoverable	759,273	732,293
Policyholders' account balance net of reinsurance and other recoverables	$ 1,325,407	1,319,772
Policyholder Account Balance, Total		$ 2,052,065
Weighted-average crediting rate	3.14%	2.72%
Net amount at risk	$ 33,702,745	$ 32,380,414
Cash surrender value	$ 1,750,451	$ 1,676,529